Significant Accounting Policies, Impairment of Long-Lived Assets (Vessels) (Details)	12 Months Ended
Dec. 31, 2020
Impairment of Long-Lived Assets (Vessels) [Abstract]
Term of estimated charter rates used to determine undiscounted projected operating cash flows	1 year
Term of historical charter rates used to determine undiscounted projected operating cash flows	10 years